John Hancock Funds II

Supplement dated January 1, 2014 to the current Prospectuses and Statement of Additional Information

China Emerging Leaders Fund

Currency Strategies Fund

Diversified Strategies Fund

Fundamental All Cap Core Fund

Fundamental Large Cap Core Fund

Fundamental Large Cap Value Fund

Global Absolute Return Strategies Fund

Global Income Fund

International Growth Equity Fund

Short Duration Credit Opportunities Fund

Technical Opportunities Fund

(collectively, the “Funds”)

Effective January 1, 2014, John Hancock Advisers, LLC (JHA) replaced John Hancock Investment Management Services, LLC (JHIMS) as the Funds’ investment advisor. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources.

In the Prospectuses, depending on the context, the terms “advisor” and “investment advisor” refer either to JHA in its current capacity as the Funds’ investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. Similarly, in the Statement of Additional Information (the “SAI”), depending on the context, the term “Advisor” shall refer either to JHA in its current capacity as the Funds’ investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014.

In the Prospectus “Fund summary” sections, the investment advisor information under the heading “Investment management” is hereby deleted in its entirety and replaced with the following:

Investment Advisor John Hancock Advisers, LLC

In the Prospectus “Fund details – Who’s who” section, the first and second paragraphs under the heading “Investment advisor” are hereby deleted in their entirety and replaced with the following:

John Hancock Advisers, LLC

601 Congress Street

Boston, MA 02210-2805

Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation. The advisor administers the business and affairs of the fund and retains and compensates the investment subadvisor to manage the assets of the fund. John Hancock is one of the most recognized and respected names in the financial services industry. The advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2013, the advisor had total assets under management of approximately $23.9 billion.

In the SAI “Market Events” section, the following paragraph is hereby added:

Recent political turmoil within the United States and abroad may also impact the funds. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of a number of European Union countries and the viability of the European Union have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

You should read this Supplement in conjunction with the Prospectuses and Statement of Additional Information and retain it for future reference.

John Hancock Funds II

Supplement dated January 1, 2014 to the current Prospectuses and Statement of Additional Information

Lifestyle Aggressive Portfolio

Lifestyle Growth Portfolio

Lifestyle Balanced Portfolio

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

(collectively, the “Funds”)

Effective January 1, 2014, John Hancock Advisers, LLC (JHA) replaced John Hancock Investment Management Services, LLC (JHIMS) as the Funds’ investment advisor. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources.

In the Prospectuses, depending on the context, the terms “advisor” and “investment advisor” refer either to JHA in its current capacity as the fund’s investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. Similarly, in the Statement of Additional Information (the “SAI”), depending on the context, the term “Advisor” shall refer either to JHA in its current capacity as the Funds’ investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014.

The following information in the Prospectuses and, where applicable, the SAI is changed for all share classes of the Funds:

References to the term “Web site” are replaced with: website

References to the website www.jhfunds.com are replaced with: jhinvestments.com

References to the website www.jhfunds.com/FundPerformance are replaced with:

www.jhinvestments.com/FundPerformance and references to the phone number 1-800-225-5291 are replaced with: 800-225-5291

References to the website www.jhfunds.com/RetirementPerformance are replaced with:

www.jhinvestments.com/RetirementPerformance and references to the phone number 1-800-972-8696 are replaced with: 800-972-8696

References to the website www.jhfunds.com/InstitutionalPerformance are replaced with:

www.jhinvestments.com/InstitutionalPerformance and references to the phone number 1-800-972-8696 are replaced with: 800-972-8696

References to “Mutual Fund Operations” in the regular and express delivery mailing addresses for John Hancock Signature Services are replaced with: Investment Operations

References to the EASI-Line phone number 1-800-338-8080 are replaced with: 800-338-8080

References to the EASI-Line phone number 1-800-597-1897 are replaced with: 800-597-1897

References to the SEC’s Public Reference Room phone number 1-202-551-8090 are replaced with: 202-551-8090

References to the Signature Services, Inc. phone number 1-800-225-5291 are replaced with: 800-225-5291

References to the TDD phone number 1-800-554-6713 are hereby removed

In the Prospectus “Fund summary” sections, the investment advisor information under the heading “Investment management” is hereby deleted in its entirety and replaced with the following:

Investment Advisor John Hancock Advisers, LLC

In the Prospectus “Fund details – Who’s who” section, the first and second paragraphs under the heading “Investment advisor” are hereby deleted in their entirety and replaced with the following:

John Hancock Advisers, LLC

601 Congress Street

Boston, MA 02210-2805

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Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation. The advisor administers the business and affairs of the fund and retains and compensates the investment subadvisor to manage the assets of the fund. John Hancock is one of the most recognized and respected names in the financial services industry. The advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2013, the advisor had total assets under management of approximately $23.9 billion.

You should read this Supplement in conjunction with the Prospectuses and Statement of Additional Information and retain it for future reference.

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John Hancock Funds II

Supplement dated January 1, 2014 to the current Class A, Class I and Class R6 shares Prospectuses and Statement of Additional Information

Redwood Fund (the “Fund”)

Effective January 1, 2014, John Hancock Advisers, LLC (JHA) replaced John Hancock Investment Management Services, LLC (JHIMS) as the Fund’s investment advisor. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources.

In the Prospectuses, depending on the context, the terms “advisor” and “investment advisor” refer either to JHA in its current capacity as the Fund’s investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. Similarly, in the Statement of Additional Information (the “SAI”), depending on the context, the term “Advisor” shall refer either to JHA in its current capacity as the Fund’s investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014.

In the Prospectus “Fund summary” sections, the investment advisor information under the heading “Investment management” is hereby deleted in its entirety and replaced with the following:

Investment Advisor John Hancock Advisers, LLC

In the Prospectus “Fund details – Who’s who” section, the first and second paragraphs under the heading “Investment advisor” are hereby deleted in their entirety and replaced with the following:

John Hancock Advisers, LLC

601 Congress Street

Boston, MA 02210-2805

Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation. The advisor administers the business and affairs of the fund and retains and compensates the investment subadvisor to manage the assets of the fund. John Hancock is one of the most recognized and respected names in the financial services industry. The advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2013, the advisor had total assets under management of approximately $23.9 billion.

You should read this Supplement in conjunction with the Prospectuses and Statement of Additional Information and retain it for future reference.

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John Hancock Funds II

Supplement dated January 1, 2014 to the current Prospectuses and Statement of Additional Information

Retirement Living through II 2050

Retirement Living through II 2045

Retirement Living through II 2040

Retirement Living through II 2035

Retirement Living through II 2030

Retirement Living through II 2025

Retirement Living through II 2020

Retirement Living through II 2015

Retirement Living through II 2010

(collectively, the “Funds”)

Effective January 1, 2014, John Hancock Advisers, LLC (JHA) replaced John Hancock Investment Management Services, LLC (JHIMS) as the Funds’ investment advisor. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources.

In the Prospectuses, depending on the context, the terms “advisor” and “investment advisor” refer either to JHA in its current capacity as the Funds’ investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. Similarly, in the Statement of Additional Information (the “SAI”), depending on the context, the term “Advisor” shall refer either to JHA in its current capacity as the Funds’ investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014.

In the Prospectus “Fund summary” sections, the investment advisor information under the heading “Investment management” is hereby deleted in its entirety and replaced with the following:

Investment Advisor John Hancock Advisers, LLC

In the Prospectus “Fund details – Who’s who” section, the first and second paragraphs under the heading “Investment advisor” are hereby deleted in their entirety and replaced with the following:

John Hancock Advisers, LLC

601 Congress Street

Boston, MA 02210-2805

Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation. The advisor administers the business and affairs of the fund and retains and compensates the investment subadvisor to manage the assets of the fund. John Hancock is one of the most recognized and respected names in the financial services industry. The advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2013, the advisor had total assets under management of approximately $23.9 billion.

In the SAI “Market Events” section, the following paragraph is hereby added:

Recent political turmoil within the United States and abroad may also impact the funds. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of a number of European Union countries and the viability of the European Union have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

You should read this Supplement in conjunction with the Prospectuses and Statement of Additional Information and retain it for future reference.

5

John Hancock Funds II

Supplement dated January 1, 2014 to the current Class A, Class I and Class R6 shares Prospectuses and Statement of Additional Information

Small Cap Value Fund (the “Fund”)

Effective January 1, 2014, John Hancock Advisers, LLC (JHA) replaced John Hancock Investment Management Services, LLC (JHIMS) as the Fund’s investment advisor. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources.

In the Prospectuses, depending on the context, the terms “advisor” and “investment advisor” refer either to JHA in its current capacity as the Fund’s investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. Similarly, in the Statement of Additional Information (the “SAI”), depending on the context, the term “Advisor” shall refer either to JHA in its current capacity as the Fund’s investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014.

In the Prospectus “Fund summary” sections, the investment advisor information under the heading “Investment management” is hereby deleted in its entirety and replaced with the following:

Investment Advisor John Hancock Advisers, LLC

In the Prospectus “Fund details – Who’s who” section, the first and second paragraphs under the heading “Investment advisor” are hereby deleted in their entirety and replaced with the following:

John Hancock Advisers, LLC

601 Congress Street

Boston, MA 02210-2805

Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation. The advisor administers the business and affairs of the fund and retains and compensates the investment subadvisor to manage the assets of the fund. John Hancock is one of the most recognized and respected names in the financial services industry. The advisor’s parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of October 31, 2013, the advisor had total assets under management of approximately $23.9 billion.

You should read this Supplement in conjunction with the Prospectuses and Statement of Additional Information and retain it for future reference.

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